Share-Based Compensation - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 19,269,000	$ 14,278,000	$ 84,958,000	$ 67,751,000
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 0
Grant expiration period			8 years
Unrecognized compensation expense related to non-vested stock			$ 83,800,000
Performance Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			0
Unrecognized compensation expense related to non-vested stock			337,800,000
CVARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 0
Grant expiration date			Mar. 31, 2026
Grant, Description			each CVAR pays in common shares the excess of (a) the lesser of (i) the fair market value of a common share as of the settlement date or (ii) the cap of $37.10, over (b) the hurdle price of either $18.70 or $33.63, as applicable to each grant.
Unrecognized compensation expense			$ 23,000,000.0
Performance RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	0	0	12,300,000
Unrecognized compensation expense			2,800,000
RSL Common Share Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 800,000		$ 100,000
Remaining weighted-average service period			3 years 4 months 20 days
Unrecognized compensation expense			$ 6,900,000
Restricted common stock fair value			$ 15,600,000
2015 EIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance	22,800,000		22,800,000
Common shares available for grant	786,125		10,296,392
Share-based compensation expense			$ 32,300,000	$ 31,800,000
Unrecognized compensation expense related to non-vested stock			$ 70,800,000
Remaining weighted-average service period			2 years 11 months 15 days
Stock options vested			5,533,848	4,123,953
2015 EIP [Member] | Special Reserve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance			26,558,238
Common shares reserved for performance options and capped value appreciation rights	26,558,238
Common shares available for grant	0		0
2015 EIP [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 0	0
2015 EIP [Member] | Performance Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	0	0
2015 EIP [Member] | CVARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	0	0
2015 EIP [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	10,300,000	7,800,000
Grant contractual term			6 years 5 months 26 days
Subsidiary EIPs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 8,200,000	$ 6,500,000	$ 29,100,000	$ 22,100,000
Grant vesting period	4 years		4 years
Grant contractual term	10 years		10 years
pRSU Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance	200,000		200,000
Grant expiration period	8 years		8 years
Equity repurchase			$ 17,044,465
Percentage of share repurchased			11.23%